Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue

Disaggregation of Revenue

Disaggregated revenue satisﬁed at a point in time and over time was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Electronic Components
Satisﬁed at a point in time	$154,933	$129,343	$297,304	$250,697
Satisﬁed over time	59,914	48,785	118,812	97,260
Mechanical Components
Satisﬁed at a point in time	240,360	185,762	458,821	362,707
Satisﬁed over time	45,521	36,554	84,649	69,859
Total revenue	$500,728	$400,444	$959,586	$780,523

Disaggregated revenue by end market was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Electronic Components
Defense and space	$138,257	$123,863	$266,468	$234,026
Commercial aerospace	3,764	2,761	8,033	6,070
Industrial technology	72,826	51,504	141,615	107,861
Mechanical Components
Defense and space	96,924	69,022	176,009	124,577
Commercial aerospace	106,912	85,251	208,112	171,489
Industrial technology	82,045	68,043	159,349	136,500
Total revenue	$500,728	$400,444	$959,586	$780,523

Disaggregated revenue satisfied at a point in time and over time was as follows:

	Year Ended December 31,
	2025	2024	2023
Electronic Components
Satisfied at a point in time .	$481,570	$210,512	$113,741
Satisfied over time	223,427	150,003	116,101
Mechanical Components
Satisfied at a point in time .	731,444	314,895	160,589
Satisfied over time	154,579	67,582	34,064
Total revenue	$1,591,020	$742,992	$424,495

Disaggregated revenue by end market was as follows:

	Year Ended December 31,
	2025	2024	2023
Electronic Components
Defense and Space .	$485,661	$267,604	$166,940
Commercial Aerospace	11,867	4,486	3,143
Industrial Technology	207,469	88,425	59,759
Mechanical Components
Defense and Space .	256,566	130,547	79,291
Commercial Aerospace	355,744	135,730	46,563
Industrial Technology	273,713	116,200	68,799
Total revenue	$1,591,020	$742,992	$424,495

Schedule of Revenue by Geography

Revenue from external customers by geographic area based on location of the customer was as follows:

	Year Ended December 31,
	2025	2024	2023
United States	$1,051,442	$539,618	$316,558
Europe	287,401	103,840	45,759
All other countries	252,177	99,534	62,178
Total revenue	$1,591,020	$742,992	$424,495

Schedule of Contract Balances

Contract Balances

Contract assets and contract liabilities were as follows:

	June 30,2026	December 31, 2025
Contract assets, current	$81,441	$67,780
Contract liabilities, current	(23,176)	(30,027)
Contract liabilities, noncurrent	(1,270)	(1,414)
Total contract liabilities	(24,446)	(31,441)
Net contract assets	$56,995	$36,339

Contract assets and contract liabilities were as follows:

	Year Ended December 31,
	2025	2024
Contract assets, current	$67,780	$58,200
Contract liabilities, current	(30,027)	(20,716)
Contract liabilities, noncurrent	(1,414)	(2,204)
Total contract liabilities	(31,441)	(22,920)
Net contract assets	$36,339	$35,280